FPA FLEXIBLE FIXED INCOME FUND

Portfolio of investments

March 31, 2021

(Unaudited)

COMMON STOCKS	Shares or Principal Amount	Fair Value
ENERGY — 0.3%
PHI Group, Inc.(a)(b)	23,814	$333,396
PHI Group, Inc., Restricted(a)(b)	51,478	720,692
		$1,054,088
RETAILING — 0.2%
Copper Earn Out Trust(a)(b)(c)(d)	7,803	$70,227
Copper Property CTL Pass Through Trust(a)(b)(c)(d)	58,520	$936,320
		$1,006,547

TOTAL COMMON STOCKS — 0.5% (Cost $1,555,635)		$2,060,635

RIGHTS — 0.0%
MIDSTREAM - OIL & GAS — 0.0%
Windstream Rights Offering(a)(b)(c)(d) (Cost $372,781)	11,258	$123,838

BONDS & DEBENTURES

COMMERCIAL MORTGAGE-BACKED SECURITIES — 10.2%
AGENCY — 0.4%
Federal Home Loan Mortgage Corp. K042 A1 — 2.267% 6/25/2024	$183,107	$188,335
Federal Home Loan Mortgage Corp. K024 A2 — 2.573% 9/25/2022	93,000	95,604
Government National Mortgage Association 2014-169 A — 2.600% 11/16/2042	327,139	329,713
Government National Mortgage Association 2014-148 A — 2.650% 11/16/2043	82,059	82,163
Government National Mortgage Association 2019-39 A — 3.100% 5/16/2059	757,527	771,428
		$1,467,243
AGENCY STRIPPED — 0.5%
Government National Mortgage Association 2015-19 IO, VRN — 0.493% 1/16/2057(e)	$1,740,876	$44,946
Government National Mortgage Association 2015-7 IO, VRN — 0.531% 1/16/2057(e)	2,209,216	68,607
Government National Mortgage Association 2020-42 IO, VRN — 1.048% 3/16/2062(e)	5,335,925	450,027
Government National Mortgage Association 2020-75, VRN — 1.055% 2/16/2062(e)	7,265,468	620,289
Government National Mortgage Association 2020-71, VRN — 1.150% 1/16/2062(e)	4,198,516	366,185
Government National Mortgage Association 2020-43, VRN — 1.274% 11/16/2061(e)	3,123,443	280,968
		$1,831,022
NON-AGENCY — 9.3%
A10 Bridge Asset Financing LLC 2020-C A — 2.021% 8/15/2040(f)	$706,663	$710,631
ACRE Commercial Mortgage Ltd. 2021-FL4 A, 1M USD LIBOR + 0.830%, FRN — 0.938% 12/18/2037(e)(f)	723,000	720,749
AREIT Trust 2019-CRE3 A, 1M USD LIBOR + 1.020%, FRN — 1.126% 9/14/2036(e)(f)	334,000	334,055
BPCRE Ltd. 2021-FL1 A, 1M USD LIBOR + 0.850%, FRN — 0.956% 2/15/2037(e)(f)	1,936,000	1,936,598
Citigroup Commercial Mortgage Trust 2012-GC8 AAB — 2.608% 9/10/2045	326,216	330,190
Citigroup Commercial Mortgage Trust 2013-GC11 AAB — 2.690% 4/10/2046	44,035	44,889
Citigroup Commercial Mortgage Trust 2013-GC11 A3 — 2.815% 4/10/2046	744,604	770,429
Citigroup Commercial Mortgage Trust 2012-GC8 A4 — 3.024% 9/10/2045	290,149	295,932
Citigroup Commercial Mortgage Trust 2013-GC11 A4 — 3.093% 4/10/2046	90,000	93,591
Citigroup Commercial Mortgage Trust 2013-GC11 AS — 3.422% 4/10/2046	800,000	831,345

FPA FLEXIBLE FIXED INCOME FUND

Portfolio of investments (Continued)

March 31, 2021

(Unaudited)

BONDS & DEBENTURES — Continued	Principal Amount	Fair Value
COMM 2013-CCRE7 Mortgage Trust 2013-CR7 A4 — 3.213% 3/10/2046	$1,153,226	$1,195,081
COMM Mortgage Trust 2012-CR5 A3 — 2.540% 12/10/2045	874,342	893,943
COMM Mortgage Trust 2013-LC6 A4 — 2.941% 1/10/2046	1,514,078	1,564,379
COMM Mortgage Trust 2012-CR2 A4 — 3.147% 8/15/2045	297,000	304,686
COMM Mortgage Trust 2015-CR22 A3 — 3.207% 3/10/2048	179,000	182,310
CoreVest American Finance Trust 2018-1 A — 3.804% 6/15/2051(f)	437,555	458,630
DBUBS Mortgage Trust 2011-LC3A AM, VRN — 5.351% 8/10/2044(e)(f)	455,445	455,223
GS Mortgage Securities Corp. II 2015-GC30 AAB — 3.120% 5/10/2050	410,593	428,865
GS Mortgage Securities Corp. Trust 2012-ALOH A — 3.551% 4/10/2034(f)	988,000	993,157
Hawaii Hotel Trust I 2019-MAUI C, 1M USD LIBOR + 1.650%, FRN — 1.756% 5/15/2038(e)(f)	1,384,000	1,380,969
JP Morgan Chase Commercial Mortgage Securities Trust 2013-LC11 A4 — 2.694% 4/15/2046	92,885	95,716
JP Morgan Chase Commercial Mortgage Securities Trust 2016-WIKI A — 2.798% 10/5/2031(f)	602,000	605,063
JP Morgan Chase Commercial Mortgage Securities Trust 2012-C8 A3 — 2.829% 10/15/2045	468,258	479,751
JP Morgan Chase Commercial Mortgage Securities Trust 2012-C8 AS — 3.424% 10/15/2045(f)	687,000	703,887
JP Morgan Chase Commercial Mortgage Securities Trust C 2012-HSBC A — 3.093% 7/5/2032(f)	910,356	926,484
JPMBB Commercial Mortgage Securities Trust 2015-C30 ASB — 3.559% 7/15/2048	806,277	850,562
LoanCore Issuer Ltd. 2021-CRE4 A, 1M USD LIBOR + 0.800%, FRN — 0.910% 7/15/2035(e)(f)	937,000	936,420
LoanCore Issuer Ltd. 2019-CRE3 A, 1M USD LIBOR + 1.050%, FRN — 1.156% 4/15/2034(e)(f)	741,600	741,830
Morgan Stanley Bank of America Merrill Lynch Trust 2012-C6 A4 — 2.858% 11/15/2045	221,716	227,157
PFP Ltd. 2021-7 A, 1M USD LIBOR + 0.850%, FRN — 0.950% 4/14/2038(e)(f)	2,500,000	2,500,000
Ready Capital Commercial Mortgage LLC 2021 FL5 A, 1M USD LIBOR + 1.000%, FRN — 1.110% 4/25/2038(e)(f)	815,000	814,706
UBS Commercial Mortgage Trust 2012-C1 AAB — 3.002% 5/10/2045	29,402	29,570
UBS Commercial Mortgage Trust 2012-C1 A3 — 3.400% 5/10/2045	2,093,948	2,119,636
UBS-Barclays Commercial Mortgage Trust 2012-C4 A5 — 2.850% 12/10/2045	1,697,000	1,746,961
UBS-Barclays Commercial Mortgage Trust 2012-C3 A4 — 3.091% 8/10/2049	1,343,091	1,380,009
VCC Trust 2020-MC1 A, VRN — 4.500% 6/25/2045(e)(f)	605,922	601,123
VNDO E Mortgage Trust 2012-6AVE A — 2.996% 11/15/2030(f)	109,000	111,949
VNDO E Mortgage Trust 2012-6AVE B — 3.298% 11/15/2030(f)	1,250,000	1,291,154
Wells Fargo Commercial Mortgage Trust 2012-LC5 A3 — 2.918% 10/15/2045	1,179,532	1,209,062
Wells Fargo Commercial Mortgage Trust 2014-LC18 ASB — 3.244% 12/15/2047	747,323	782,578
WFRBS Commercial Mortgage Trust 2012-C8 AFL, 1M USD LIBOR + 1.000%, FRN — 1.108% 8/15/2045(e)(f)	824,426	825,841
WFRBS Commercial Mortgage Trust 2013-C11 A3 — 2.695% 3/15/2045	163,402	167,064
WFRBS Commercial Mortgage Trust 2012-C9 A3 — 2.870% 11/15/2045	1,345,775	1,383,014
WFRBS Commercial Mortgage Trust 2012-C8 A3 — 3.001% 8/15/2045	1,254,000	1,277,169
WFRBS Commercial Mortgage Trust 2013-C11 A4 — 3.037% 3/15/2045	300,000	310,324

FPA FLEXIBLE FIXED INCOME FUND

Portfolio of investments (Continued)

March 31, 2021

(Unaudited)

BONDS & DEBENTURES — Continued	Principal Amount	Fair Value
WFRBS Commercial Mortgage Trust 2013-C11 A5 — 3.071% 3/15/2045	$246,000	$255,485
		$36,298,167

TOTAL COMMERICAL MORTGAGE-BACKED SECURITIES (Cost $39,340,189)		$39,596,432

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 7.6%
AGENCY COLLATERALIZED MORTGAGE OBLIGATION — 0.8%
Federal Home Loan Mortgage Corp. 4336 WV — 3.000% 10/15/2025	$540,612	$553,313
Federal Home Loan Mortgage Corp. 4235 QE — 3.000% 8/15/2031	133,895	137,920
Federal Home Loan Mortgage Corp. 4162 P — 3.000% 2/15/2033	501,583	527,534
Federal National Mortgage Association 2012-47 HA — 1.500% 5/25/2027	191,936	194,096
Federal National Mortgage Association 2013-35 QB — 1.750% 2/25/2043	844,358	857,515
Federal National Mortgage Association 4220 EH — 2.500% 6/15/2028	155,293	159,551
Federal National Mortgage Association 4387 VA — 3.000% 2/15/2026	718,319	740,140
Federal National Mortgage Association 2012-144 PD — 3.500% 4/25/2042	133,647	142,117
		$3,312,186
AGENCY POOL FIXED RATE — 0.1%
Federal National Mortgage Association AL1576 — 4.000% 3/1/2027	$197,172	$209,990
Federal National Mortgage Association FM1102 — 4.000% 3/1/2031	82,418	87,776
		$297,766
AGENCY STRIPPED — 0.1%
Federal National Mortgage Association 284 1 — 0.000% 7/25/2027(g)	$212,090	$201,349

NON-AGENCY — 0.4%
PRPM 2020-3 LLC — 2.857% 9/25/2025(f)(h)	$1,538,940	$1,552,540

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATION — 6.2%
Bravo Residential Funding Trust 2019-1 A1C — 3.500% 3/25/2058(f)	$556,541	$565,476
CFMT LLC 2021-HB5 A, VRN — 0.801% 2/25/2031(e)(f)	1,878,801	1,876,282
CFMT LLC 2020-HB4 A, VRN — 0.946% 12/26/2030(e)(f)	575,478	575,625
CIM Trust 2017-7 A, VRN — 3.000% 4/25/2057(e)(f)	85,489	87,101
CIM Trust 2018-R3 A1, VRN — 5.000% 12/25/2057(e)(f)	558,281	587,580
Finance of America HECM Buyout 2020-HB2 A, VRN — 1.710% 7/25/2030(e)(f)	1,376,658	1,385,301
Nationstar HECM Loan Trust 2020-1A A1, VRN — 1.269% 9/25/2030(e)(f)	2,150,455	2,154,175
Nationstar HECM Loan Trust 2020-1A M1, VRN — 1.472% 9/25/2030(e)(f)	673,000	672,657
Nationstar HECM Loan Trust 2020-1A M2, VRN — 1.972% 9/25/2030(e)(f)	602,000	600,924
Nationstar HECM Loan Trust 2019-2A M1, VRN — 2.359% 11/25/2029(c)(e)(f)	130,000	130,715
Nationstar HECM Loan Trust 2019-1A M1, VRN — 2.664% 6/25/2029(e)(f)	1,008,000	1,012,263
PRPM LLC 2021-2 A1 — 2.115% 3/25/2026(e)(f)	1,408,000	1,406,067
PRPM LLC 2020-5 A1 — 3.104% 11/25/2025(f)(h)	1,581,104	1,592,116
RCO V Mortgage LLC 2020-1 A1 — 3.105% 9/25/2025(f)(h)	1,418,400	1,430,127
Towd Point Mortgage Trust 2017-2 A1, VRN — 2.750% 4/25/2057(e)(f)	917,684	932,882
Towd Point Mortgage Trust 2018-1 A1, VRN — 3.000% 1/25/2058(e)(f)	49,937	51,641
Towd Point Mortgage Trust 2018-2 A1, VRN — 3.250% 3/25/2058(e)(f)	938,777	978,279
Towd Point Mortgage Trust 2018-5 A1A, VRN — 3.250% 7/25/2058(e)(f)	110,778	115,377
VCAT LLC 2021 NPL2 A1 — 2.115% 3/27/2051(c)(f)(h)	1,652,000	1,652,000
VCAT LLC 2021-NPL1 A1 — 2.289% 12/26/2050(f)(h)	451,818	451,556
VCAT LLC 2020-NPL1 A1 — 3.671% 8/25/2050(f)(h)	585,111	594,733

FPA FLEXIBLE FIXED INCOME FUND

Portfolio of investments (Continued)

March 31, 2021

(Unaudited)

BONDS & DEBENTURES — Continued	Principal Amount	Fair Value
VOLT XCI LLC 2020-NPL7 A1 — 3.105% 11/25/2050(f)(h)	$1,252,362	$1,267,118
VOLT XCIV LLC 2021-NPL3 A1 — 2.240% 2/27/2051(f)(h)	1,838,022	1,833,997
VOLT XCV LLC 2021-NPL4 A1 — 2.240% 3/27/2051(f)(h)	2,374,962	2,372,080
		$24,326,072

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $29,459,987)		$29,689,913

ASSET-BACKED SECURITIES — 64.9%
AUTO — 14.9%
Ally Auto Receivables Trust 2019-1 A4 — 3.020% 4/15/2024	$252,000	$261,022
American Credit Acceptance Receivables Trust 2021-1 B — 0.610% 3/13/2025(f)	303,000	302,734
American Credit Acceptance Receivables Trust 2020-4 B — 0.850% 12/13/2024(f)	760,000	761,505
American Credit Acceptance Receivables Trust 2020-4 C — 1.310% 12/14/2026(f)	1,246,000	1,256,071
American Credit Acceptance Receivables Trust 2020-3 C — 1.850% 6/15/2026(f)	1,033,000	1,053,180
American Credit Acceptance Receivables Trust 2020-2 B — 2.480% 9/13/2024(f)	340,000	346,774
CarMax Auto Owner Trust 2019-3 A3 — 2.180% 8/15/2024	919,000	937,892
CarMax Auto Owner Trust 2017-3 C — 2.720% 5/15/2023	240,000	242,274
CarMax Auto Owner Trust 2019-1 A4 — 3.260% 8/15/2024	200,000	208,974
CarMax Auto Owner Trust 2018-3 A4 — 3.270% 3/15/2024	600,000	622,657
CarMax Auto Owner Trust 2019-1 B — 3.450% 11/15/2024	107,000	112,323
CarMax Auto Owner Trust 2018-4 B — 3.670% 5/15/2024	95,000	99,777
DT Auto Owner Trust 2021-1A B — 0.620% 9/15/2025(f)	190,000	189,687
DT Auto Owner Trust 2020-3A B — 0.910% 12/16/2024(f)	395,000	396,393
DT Auto Owner Trust 2020-3A C — 1.470% 6/15/2026(f)	2,884,000	2,919,274
DT Auto Owner Trust 2020-2A B — 2.080% 3/16/2026(f)	361,000	367,904
Exeter Automobile Receivables Trust 2021-1A A3 — 0.340% 3/15/2024	377,000	376,566
Exeter Automobile Receivables Trust 2021-1A B — 0.500% 2/18/2025	1,050,000	1,048,067
Exeter Automobile Receivables Trust 2020-3A B — 0.790% 9/16/2024	565,000	565,984
Exeter Automobile Receivables Trust 2020-3A C — 1.320% 7/15/2025	2,884,000	2,914,460
Exeter Automobile Receivables Trust 2020-2A B — 2.080% 7/15/2024(f)	590,000	597,511
First Investors Auto Owner Trust 2021-1A A — 0.450% 3/16/2026(f)	1,071,193	1,069,811
Ford Credit Auto Lease Trust 2020-B C — 1.700% 2/15/2025	348,000	354,708
Ford Credit Auto Lease Trust 2020-A A4 — 1.880% 5/15/2023	320,000	325,269
Ford Credit Auto Lease Trust 2020-A B — 2.050% 6/15/2023	1,500,000	1,527,187
Ford Credit Auto Lease Trust 2019-B B — 2.360% 1/15/2023	494,000	501,339
Ford Credit Auto Owner Trust 2019-A A4 — 2.850% 8/15/2024	676,000	701,173
GM Financial Automobile Leasing Trust 2020-3 C — 1.110% 10/21/2024	1,000,000	1,007,366
GM Financial Automobile Leasing Trust 2020-1 B — 1.840% 12/20/2023	255,000	259,314
GM Financial Automobile Leasing Trust 2019-3 B — 2.160% 7/20/2023	300,000	304,245
GM Financial Automobile Leasing Trust 2019-3 C — 2.350% 7/20/2023	300,000	303,857
GM Financial Automobile Leasing Trust 2019-2 B — 2.890% 3/20/2023	1,000,000	1,012,768
Honda Auto Receivables Owner Trust 2020-2 A2 — 0.740% 11/15/2022	158,827	159,110
Honda Auto Receivables Owner Trust 2020-1 A3 — 1.610% 4/22/2024	1,007,000	1,024,337
Honda Auto Receivables Owner Trust 2019-3 A3 — 1.780% 8/15/2023	523,000	529,613
Honda Auto Receivables Owner Trust 2019-2 A4 — 2.540% 3/21/2025	1,000,000	1,031,949
Honda Auto Receivables Owner Trust 2019-1 A4 — 2.900% 6/18/2024	355,000	366,158
Honda Auto Receivables Owner Trust 2018-4 A4 — 3.300% 7/15/2025	155,000	159,805
Hyundai Auto Lease Securitization Trust 2020-A A4 — 2.000% 12/15/2023(f)	778,000	794,590
Hyundai Auto Lease Securitization Trust 2020-A B — 2.120% 5/15/2024(f)	2,556,000	2,608,311
Hyundai Auto Lease Securitization Trust 2019-A B — 3.250% 10/16/2023(f)	334,000	338,668

FPA FLEXIBLE FIXED INCOME FUND

Portfolio of investments (Continued)

March 31, 2021

(Unaudited)

BONDS & DEBENTURES — Continued	Principal Amount	Fair Value
Hyundai Auto Receivables Trust 2019-A A4 — 2.710% 5/15/2025	$1,000,000	$1,034,564
Legal Fee Funding — 8.000% 7/20/2036(f)	372,325	385,167
Mercedes-Benz Auto Lease Trust 2020-A A4 — 1.880% 9/15/2025	1,438,000	1,464,858
Nissan Auto Lease Trust 2020-A A4 — 1.880% 4/15/2025	1,442,000	1,468,382
Nissan Auto Receivables Owner Trust 2019-C A3 — 1.930% 7/15/2024	575,000	585,016
Nissan Auto Receivables Owner Trust 2019-A A4 — 3.000% 9/15/2025	252,000	262,184
Nissan Auto Receivables Owner Trust 2018-B A4 — 3.160% 12/16/2024	435,000	448,881
Prestige Auto Receivables Trust 2020-1A B — 0.770% 10/15/2024(f)	476,000	477,405
Prestige Auto Receivables Trust 2019-1A B — 2.530% 1/16/2024(f)	263,000	265,936
Santander Consumer Auto Receivables Trust 2020-AA B — 2.260% 12/15/2025(f)	688,000	707,710
Santander Drive Auto Receivables Trust 2020-2 B — 0.960% 11/15/2024	2,770,000	2,787,179
Santander Drive Auto Receivables Trust 2020-3 C — 1.120% 1/15/2026	1,240,000	1,249,081
Toyota Auto Receivables Owner Trust 2020-A A3 — 1.660% 5/15/2024	1,063,000	1,080,627
Toyota Auto Receivables Owner Trust 2019-C A3 — 1.910% 9/15/2023	238,000	240,874
Toyota Auto Receivables Owner Trust 2019-A A4 — 3.000% 5/15/2024	252,000	262,132
Volkswagen Auto Lease Trust 2019-A A4 — 2.020% 8/20/2024	259,000	263,216
Volkswagen Auto Loan Enhanced Trust 2020-1 A2A — 0.930% 12/20/2022	910,437	912,277
Westlake Automobile Receivables Trust 2021-1A B — 0.640% 3/16/2026(f)	1,809,000	1,807,037
Westlake Automobile Receivables Trust 2020-3A B — 0.780% 11/17/2025(f)	934,000	938,015
Westlake Automobile Receivables Trust 2020-3A C — 1.240% 11/17/2025(f)	438,000	441,944
Westlake Automobile Receivables Trust 2020-2A B — 1.320% 7/15/2025(f)	1,674,000	1,691,479
Westlake Automobile Receivables Trust 2020-2A C — 2.010% 7/15/2025(f)	530,000	542,115
Westlake Automobile Receivables Trust 2020-1A C — 2.520% 4/15/2025(f)	2,933,000	3,019,912
World Omni Auto Receivables Trust 2019-C A3 — 1.960% 12/16/2024	650,000	660,882
World Omni Auto Receivables Trust 2017-B B — 2.370% 5/15/2024	350,000	352,352
World Omni Auto Receivables Trust 2018-A B — 2.890% 4/15/2025	1,022,000	1,042,669
World Omni Auto Receivables Trust 2018-B A4 — 3.030% 6/17/2024	1,013,000	1,037,956
World Omni Auto Receivables Trust 2019-A A3 — 3.040% 5/15/2024	637,739	648,970
World Omni Auto Receivables Trust 2019-A B — 3.340% 6/16/2025	252,000	262,359
World Omni Automobile Lease Securitization Trust 2020-A A3 — 1.700% 1/17/2023	792,000	806,187
World Omni Automobile Lease Securitization Trust 2019-B A4 — 2.070% 2/18/2025	338,000	343,209
World Omni Automobile Lease Securitization Trust 2019-B B — 2.130% 2/18/2025	190,000	192,771
World Omni Automobile Lease Securitization Trust 2019-A B — 3.240% 7/15/2024	529,000	538,633
		$58,182,586
COLLATERALIZED LOAN OBLIGATION — 23.7%
ABPCI Direct Lending Fund CLO I LLC 2017-1A ER, 3M USD LIBOR + 7.600%, FRN — 7.793% 4/20/2032(e)(f)	$3,062,000	$2,908,612
ABPCI Direct Lending Fund CLO X L.P. 2020-10A A1A, 3M USD LIBOR + 1.950%, FRN — 2.197% 1/20/2032(e)(f)	678,000	680,157
AGL CLO 6 Ltd. 2020-6A E, 3M USD LIBOR + 7.480%, FRN — 7.704% 7/20/2031(e)(f)	500,000	504,011
AGL CLO 7 Ltd. 2020-7A A1, 3M USD LIBOR + 1.800%, FRN — 2.041% 7/15/2031(e)(f)	2,030,000	2,034,283
AGL CLO 7 Ltd. 2020-7A E, 3M USD LIBOR + 7.480%, FRN — 7.721% 7/15/2031(e)(f)	1,715,000	1,716,948
AMMC CLO 16 Ltd. 2015-16A AR2, 3M USD LIBOR + 0.980%, FRN — 1.167% 4/14/2029(e)(f)	3,348,000	3,348,047

FPA FLEXIBLE FIXED INCOME FUND

Portfolio of investments (Continued)

March 31, 2021

(Unaudited)

BONDS & DEBENTURES — Continued	Principal Amount	Fair Value
Battalion CLO 18 Ltd. 2020-18A A1, 3M USD LIBOR + 1.800%, FRN — 2.041% 10/15/2032(e)(f)	$1,052,000	$1,055,796
Cayuga Park CLO Ltd. 2020 1A E, 3M USD LIBOR + 7.330%, FRN — 7.553% 7/17/2031(e)(f)	1,066,000	1,078,750
Cerberus Corporate Credit Solutions Fund, 3M USD LIBOR + 1.530%, FRN — 1.771% 10/15/2030(e)(f)	1,247,000	1,247,142
Cerberus Loan Funding XXI L.P. 2017-4A A, 3M USD LIBOR + 1.450%, FRN — 1.691% 10/15/2027(e)(f)	395,590	395,620
Cerberus Loan Funding XXIII L.P. 2018-2A A, 3M USD LIBOR + 1.000%, FRN — 1.241% 4/15/2028(e)(f)	297,009	297,038
Cerberus Loan Funding XXIX L.P. 2020-2A A, 3M USD LIBOR + 1.900%, FRN — 2.133% 10/15/2032(e)(f)	2,733,000	2,744,897
Cerberus Loan Funding XXVIII L.P. 2020-1A A, 3M USD LIBOR + 1.850%, FRN — 2.091% 10/15/2031(e)(f)	2,412,000	2,419,113
Cerberus Loan Funding XXVIII L.P. 2020-1A D, 3M USD LIBOR + 5.300%, FRN — 5.541% 10/15/2031(e)(f)	2,236,000	2,252,897
Cerberus Loan Funding XXXI L.P. 2021-1A A, 3M USD LIBOR + 1.500%, FRN — 1.687% 4/15/2032(e)(f)	1,598,000	1,599,229
CIFC Funding Ltd. 2020-2A E, 3M USD LIBOR + 7.635%, FRN — 7.859% 8/24/2032(e)(f)	1,595,000	1,606,261
Elm Trust 2020-4A A2 — 2.286% 10/20/2029(f)	330,000	328,537
Elm Trust 2020-3A A2 — 2.954% 8/20/2029(f)	362,000	362,861
Elm Trust 2020-4A B — 3.866% 10/20/2029(f)	985,000	980,616
Elm Trust 2020-3A B — 4.481% 8/20/2029(f)	897,000	897,250
Fortress Credit Opportunities, 3M USD LIBOR + 2.250%, FRN — 2.491% 7/15/2028(e)(f)	1,410,299	1,414,117
Fortress Credit Opportunities FCO 2020 13A C 144A, 3M USD LIBOR + 4.000%, FRN — 4.241% 7/15/2028(e)(f)	711,000	713,693
Fortress Credit Opportunities FCO 2020 13A D 144A, 3M USD LIBOR + 4.050%, FRN — 4.291% 7/15/2028(e)(f)	1,422,000	1,404,016
Fortress Credit Opportunities IX CLO Ltd. 2017-9A A1T, 3M USD LIBOR + 1.550%, FRN — 1.744% 11/15/2029(e)(f)	2,193,000	2,192,603
Fortress Credit Opportunities IX CLO Ltd. 2017-9A AFR2 — 2.530% 11/15/2029(f)	1,069,000	1,069,345
Fortress Credit Opportunities VII CLO Ltd. 2016-7A BR, 3M USD LIBOR + 2.450%, FRN — 2.634% 12/15/2028(e)(f)	329,000	326,215
Fortress Credit Opportunities VII CLO Ltd. 2016-7I E, 3M USD LIBOR + 7.490%, FRN — 7.674% 12/15/2028(e)	246,000	238,776
Golub Capital BDC CLO 4 LLC 2020-1A A1, 3M USD LIBOR + 2.350%, FRN — 2.545% 11/5/2032(e)(f)	2,002,000	2,014,697
Golub Capital Partners ABS Funding Ltd. 2021-1A A2 — 2.773% 4/20/2029(c)(f)	1,338,000	1,338,000
Golub Capital Partners ABS Funding Ltd. 2018-38A C, 3M USD LIBOR + 2.800%, FRN — 3.024% 7/20/2030(e)(f)	1,993,000	1,993,993
Golub Capital Partners ABS Funding Ltd. 2020-1A A2 — 3.208% 1/22/2029(f)	2,267,000	2,267,628
Golub Capital Partners ABS Funding Ltd. 2021-1A B — 3.816% 4/20/2029(c)(f)	1,924,000	1,924,000
Golub Capital Partners ABS Funding Ltd. 2020-1A B — 4.496% 1/22/2029(f)	1,404,000	1,404,389
Golub Capital Partners CLO Ltd. 2020-49A A1, 3M USD LIBOR + 2.500%, FRN — 2.724% 7/20/2032(e)(f)	777,000	779,860
Golub Capital Partners TALF LLC 2020-2A A, 3M USD LIBOR + 1.850%, FRN — 2.021% 2/5/2030(e)(f)	1,234,000	1,241,600

FPA FLEXIBLE FIXED INCOME FUND

Portfolio of investments (Continued)

March 31, 2021

(Unaudited)

BONDS & DEBENTURES — Continued	Principal Amount	Fair Value
Hercules Capital Funding Trust 2018-1A A — 4.605% 11/22/2027(f)	$781,379	$788,040
Hercules Capital Funding Trust 2019-1A A — 4.703% 2/20/2028(f)	1,037,195	1,046,576
Ivy Hill Middle Market Credit Fund IX Ltd. 9A CR, 3M USD LIBOR + 1.350%, FRN — 2.573% 1/18/2030(e)(f)	2,092,000	2,039,441
Ivy Hill Middle Market Credit Fund X Ltd. 10A A1AR, 3M USD LIBOR + 1.250%, FRN — 1.473% 7/18/2030(e)(f)	227,000	226,949
Ivy Hill Middle Market Credit Fund, Ltd., 3M USD LIBOR + 7.750%, FRN — 1.000% 4/22/2033(e)(f)	3,766,000	3,652,628
Kayne CLO 8 Ltd. 2020-8A E, 3M USD LIBOR + 7.150%, FRN — 7.391% 7/15/2031(e)(f)	2,091,000	2,100,330
KKR CLO 18 Ltd. 18 A, 3M USD LIBOR + 1.270%, FRN — 1.496% 7/18/2030(e)(f)	800,000	800,226
Madison Park Funding X Ltd. 2012-10A AR3, 3M USD LIBOR + 1.010%, FRN — 1.210% 1/20/2029(e)(f)	3,414,000	3,414,307
Madison Park Funding XIII Ltd. 2014-13A AR2, 3M USD LIBOR + 0.950%, FRN — 1.173% 4/19/2030(e)(f)	550,000	549,801
Madison Park Funding XXV Ltd 2017-25A A1R, 3M USD LIBOR + 0.970%, FRN — 1.000% 4/25/2029(e)(f)	535,000	535,000
Ocean Trails CLO IX 2020-9A A1, 3M USD LIBOR + 1.870%, FRN — 2.153% 10/15/2029(e)(f)	250,000	250,653
Ocean Trails CLO X 2020-10A A1, 3M USD LIBOR + 1.550%, FRN — 1.744% 10/15/2031(e)(f)	1,857,000	1,859,732
Octagon Investment Partners 46 Ltd. 2020-2A E, 3M USD LIBOR + 7.860%, FRN — 8.101% 7/15/2033(e)(f)	2,097,000	2,101,678
Octagon Investment Partners 48 Ltd. 2020-3A E, 3M USD LIBOR + 7.660%, FRN — 7.892% 10/20/2031(e)(f)	471,380	472,854
Owl Rock CLO III Ltd. 2020-3A A1L, 3M USD LIBOR + 1.800%, FRN — 2.024% 4/20/2032(e)(f)	800,000	803,298
Owl Rock Technology Financing LLC 2020-1A A, 3M USD LIBOR + 2.950%, FRN — 0.000% 1/15/2031(e)(f)	2,408,000	2,403,540
Palmer Square CLO Ltd. 2019-1A A1, 3M USD LIBOR + 1.050%, FRN — 1.274% 4/20/2027(e)(f)	291,325	291,373
Silvermore CLO Ltd. 2014-1A A1R, 3M USD LIBOR + 1.170% FRN — 1.364% 5/15/2026(e)(f)	77,966	77,986
Sound Point CLO XVII Ltd. 2017-3A A1A, 3M USD LIBOR + 1.220%, FRN — 1.444% 10/20/2030(e)(f)	533,000	533,017
Sound Point CLO XVII Ltd. 2017-3A A1B, 3M USD LIBOR + 1.220%, FRN — 1.444% 10/20/2030(e)(f)	533,000	533,017
Stratus CLO Ltd. 2020-2A D, 3M USD LIBOR + 3.650%, FRN — 3.918% 10/15/2028(e)(f)	1,182,000	1,184,901
Telos CLO Ltd. 2014-5A A1R, 3M USD LIBOR + 0.950%, FRN — 1.173% 4/17/2028(e)(f)	162,223	162,223
Telos CLO Ltd. 2013-3A AR, 3M USD LIBOR + 1.300% FRN — 1.523% 7/17/2026(e)(f)	210,140	210,175
VCO CLO LLC 2018-1A A, 3M USD LIBOR + 1.500%, FRN — 1.724% 7/20/2030(e)(f)	160,871	160,892
VCP CLO II Ltd. 2021-2A A1, 3M USD LIBOR + 1.670%, FRN — 1.864% 4/15/2031(e)(f)	3,500,000	3,499,972
VCP CLO II Ltd. 2021-2A E, 3M USD LIBOR + 8.400%, FRN — 8.594% 4/15/2031(e)(f)	4,460,000	4,308,222

FPA FLEXIBLE FIXED INCOME FUND

Portfolio of investments (Continued)

March 31, 2021

(Unaudited)

BONDS & DEBENTURES — Continued	Principal Amount	Fair Value
Venture 35 CLO Ltd. 2018-35A AS, 3M USD LIBOR + 1.650%, FRN — 1.872% 10/22/2031(e)(f)	$155,000	$155,021
Venture Xxv Clo Ltd. 2016-25A ARR, 3M USD LIBOR + 1.020%, FRN — 1.244% 4/20/2029(e)(f)	577,000	575,807
Vericrest Opportunity Loan Transferee LLC 2014-NPL4 A1 — 3.967% 4/25/2050(f)(h)	411,963	412,268
Voya CLO Ltd. 2020-2A E, 3M USD LIBOR + 7.850%, FRN — 8.073% 7/19/2031(e)(f)	2,304,000	2,309,108
Whitebox CLO II Ltd. 2020-2A A1, 3M USD LIBOR + 1.750%, FRN — 1.992% 10/24/2031(e)(f)	2,586,000	2,596,083
Woodmont Trust, 3M USD LIBOR + 2.000%, FRN — 2.223% 10/18/2032(e)(f)	2,799,000	2,813,448
Zais CLO 7 LLC 2017-2A A, 3M USD LIBOR + 1.290%, FRN — 1.531% 4/15/2030(e)(f)	620,583	620,586
		$92,270,149
CREDIT CARD — 1.6%
American Express Credit Account Master Trust 2019-2 A — 2.670% 11/15/2024	$268,000	$274,764
American Express Credit Account Master Trust 2019-2 B — 2.860% 11/15/2024	1,160,000	1,189,529
American Express Credit Account Master Trust 2019-1 A — 2.870% 10/15/2024	1,545,000	1,552,680
Barclays Dryrock Issuance Trust 2019-1 A — 1.960% 5/15/2025	869,000	887,860
Capital One Multi-Asset Execution Trust 2019-A2 A2 — 1.720% 8/15/2024	49,000	49,996
Discover Card Execution Note Trust 2019-A1 A1 — 3.040% 7/15/2024	174,000	177,945
Synchrony Card Funding LLC 2019-A2 A — 2.340% 6/15/2025	1,144,000	1,172,042
Synchrony Card Funding LLC 2019-A1 A — 2.950% 3/15/2025	989,000	1,013,727
		$6,318,543
EQUIPMENT — 11.0%
ARI Fleet Lease Trust 2018-B A3 — 3.430% 8/16/2027(f)	$380,000	$389,296
Avis Budget Rental Car Funding AESOP LLC 2017-2A A — 2.970% 3/20/2024(f)	268,000	278,897
Avis Budget Rental Car Funding AESOP LLC 2017-1A A — 3.070% 9/20/2023(f)	2,192,000	2,262,823
Avis Budget Rental Car Funding AESOP LLC 2019-1A A — 3.450% 3/20/2023(f)	254,000	259,745
Chesapeake Funding II LLC 2020-1A C — 2.140% 8/16/2032(f)	368,000	378,153
Chesapeake Funding II LLC 2017-4A C — 2.760% 11/15/2029(f)	286,000	287,484
Chesapeake Funding II LLC 2018-1A A1 — 3.040% 4/15/2030(f)	828,133	832,947
Chesapeake Funding II LLC — 3.110% 4/15/2031(f)	676,000	688,955
Chesapeake Funding II LLC 2018-2A A1 — 3.230% 8/15/2030(f)	1,003,946	1,017,723
CNH Equipment Trust 2020-A A2 — 1.080% 7/17/2023	288,217	288,970
Coinstar Funding LLC Series 2017-1A A2 — 5.216% 4/25/2047(f)	2,563,138	2,540,655
Daimler Trucks Retail Trust 2020-1 A2 — 1.140% 4/15/2022	77,546	77,636
Daimler Trucks Retail Trust 2019-1 A4 — 2.790% 5/15/2025(f)	1,000,000	1,023,778
Dell Equipment Finance Trust 2019-2 A3 — 1.910% 10/22/2024(f)	1,470,000	1,487,207
Dell Equipment Finance Trust 2020-2 D — 1.920% 3/23/2026(f)	745,000	758,910
Dell Equipment Finance Trust 2019-2 B — 2.060% 10/22/2024(f)	1,073,000	1,089,922
Dell Equipment Finance Trust 2019-1 B — 2.940% 3/22/2024(f)	1,294,000	1,317,574
Dell Equipment Finance Trust 2018-2 A3 — 3.370% 10/22/2023(f)	116,933	117,263
Dell Equipment Finance Trust 2018-2 C — 3.720% 10/22/2023(f)	1,777,000	1,800,969
Dell Equipment Finance Trust 2020-1 C — 4.260% 6/22/2023(f)	664,000	695,354
Enterprise Fleet Financing LLC 2020-1 A2 — 1.780% 12/22/2025(f)	456,349	462,629
Enterprise Fleet Financing LLC 2019-2 A2 — 2.290% 2/20/2025(f)	507,654	515,444
Enterprise Fleet Financing LLC 2019-1 A2 — 2.980% 10/20/2024(f)	665,988	674,698
Enterprise Fleet Financing LLC 2018-1 A3 — 3.100% 10/20/2023(f)	2,195,000	2,207,943
Enterprise Fleet Financing LLC 2018-2 A2 — 3.140% 2/20/2024(f)	296,331	297,624

FPA FLEXIBLE FIXED INCOME FUND

Portfolio of investments (Continued)

March 31, 2021

(Unaudited)

BONDS & DEBENTURES — Continued	Principal Amount	Fair Value
Enterprise Fleet Financing LLC 2018-3 A2 — 3.380% 5/20/2024(f)	$165,968	$167,324
Great American Auto Leasing, Inc. 2019-1 B — 3.370% 2/18/2025(f)	252,000	264,844
GreatAmerica Leasing Receivables Funding LLC 2019-1 A4 — 3.210% 2/18/2025(f)	250,000	259,269
GreatAmerica Leasing Receivables Funding LLC Series 2020-1 A3 — 1.760% 8/15/2023(f)	369,000	374,932
GreatAmerica Leasing Receivables Funding LLC Series 2018-1 B — 2.990% 6/17/2024(f)	255,000	259,087
HPEFS Equipment Trust 2020-1A A2 — 1.730% 2/20/2030(f)	75,440	75,777
HPEFS Equipment Trust 2020-1A B — 1.890% 2/20/2030(f)	175,000	177,758
HPEFS Equipment Trust 2020-2A C — 2.000% 7/22/2030(f)	711,000	716,965
HPEFS Equipment Trust 2020-1A C — 2.030% 2/20/2030(f)	815,000	826,945
HPEFS Equipment Trust 2019-1A B — 2.320% 9/20/2029(f)	100,000	101,249
John Deere Owner Trust 2019 A A4 — 3.000% 1/15/2026	532,000	549,768
Kubota Credit Owner Trust 2020-1A A2 — 1.920% 12/15/2022(f)	432,376	434,928
Kubota Credit Owner Trust 2018-1A A4 — 3.210% 1/15/2025(f)	730,000	745,803
Navistar Financial Dealer Note Master Trust 2020-1 A, 1M USD LIBOR + 0.950%, FRN — 1.059% 7/25/2025(e)(f)	1,572,000	1,579,352
Navistar Financial Dealer Note Master Trust 2020-1 C, 1M USD LIBOR + 2.150%, FRN — 2.259% 7/25/2025(e)(f)	1,563,000	1,579,483
NextGear Floorplan Master Owner Trust 2019-2A A2 — 2.070% 10/15/2024(f)	971,000	994,634
NextGear Floorplan Master Owner Trust 2019-1A A2 — 3.210% 2/15/2024(f)	934,000	957,218
NextGear Floorplan Master Owner Trust 2018-2A A2 — 3.690% 10/15/2023(f)	412,000	419,425
Verizon Owner Trust 2019 A A1A — 2.930% 9/20/2023	847,000	858,675
Verizon Owner Trust 2019 A B — 3.020% 9/20/2023	532,000	547,593
Verizon Owner Trust 2019-C A1A — 1.940% 4/22/2024	1,532,000	1,558,326
Verizon Owner Trust 2019-C B — 2.060% 4/22/2024	925,000	946,317
Verizon Owner Trust 2019-C C — 2.160% 4/22/2024	290,000	297,431
Verizon Owner Trust 2019-B A1A — 2.330% 12/20/2023	141,000	143,160
Verizon Owner Trust 2019-B B — 2.400% 12/20/2023	1,006,000	1,030,263
Verizon Owner Trust 2018-1A C — 3.200% 9/20/2022(f)	1,400,000	1,411,750
Verizon Owner Trust 2019-A C — 3.220% 9/20/2023	200,000	205,829
Verizon Owner Trust 2018-A B — 3.380% 4/20/2023	556,000	568,899
Volvo Financial Equipment LLC Series 2019-2A A2 — 2.020% 8/15/2022(f)	665,416	668,019
Volvo Financial Equipment LLC Series 2019-1A A3 — 3.000% 3/15/2023(f)	871,666	883,063
Volvo Financial Equipment LLC Series 2019-1A A4 — 3.130% 11/15/2023(f)	250,000	258,467
Wheels SPV 2 LLC 2019-1A A3 — 2.350% 5/22/2028(f)	1,033,000	1,054,435
		$42,669,587
OTHER — 13.7%
ABPCI Direct Lending Fund ABS I Ltd. 2020-1A A — 3.199% 12/20/2030(f)	$1,284,000	$1,288,914
ABPCI Direct Lending Fund ABS I Ltd. 2020-1A B — 4.935% 12/20/2030(f)	3,273,000	3,291,417
ABPCI Direct Lending Fund IX LLC 2020-9A A1, 3M USD LIBOR + 1.950%, FRN — 2.190% 11/18/2031(e)(f)	881,000	885,217
Arbor Realty Commercial Real Estate Notes Ltd. 2021-FL1 A, 1M USD LIBOR + 0.970%, FRN — 1.100% 12/15/2035(e)(f)	491,000	488,547
BDS Ltd. 2019-FL4 A, 1M USD LIBOR + 1.100%, FRN — 1.208% 8/15/2036(e)(f)	1,336,000	1,334,320
CARS-DB4 L.P. 2020-1A A1 — 2.690% 2/15/2050(f)	303,070	313,837
Conn's Receivables Funding LLC 2020-A B — 4.270% 6/16/2025(f)	883,000	890,648
DataBank Issuer 2021-1A C — 4.430% 2/27/2051(c)(f)	1,500,000	1,510,500

FPA FLEXIBLE FIXED INCOME FUND

Portfolio of investments (Continued)

March 31, 2021

(Unaudited)

BONDS & DEBENTURES — Continued	Principal Amount	Fair Value
Finance of America HECM Buyout 2021-HB1 A, VRN — 0.875% 2/25/2031(e)(f)	$959,116	$958,902
Finance of America HECM Buyout 2021-HB1 M1, VRN — 1.588% 2/25/2031(e)(f)	804,000	800,949
Fortress Credit Opportunities IX CLO Ltd. 2017-9A C, 3M USD LIBOR + 2.650%, FRN — 2.844% 11/15/2029(e)(f)	3,187,000	3,187,606
Grand Avenue CRE Ltd. 2019-FL1 AS, 1M USD LIBOR + 1.500%, FRN — 1.606% 6/15/2037(e)(f)	730,000	729,542
HERA Commercial Mortgage Ltd. 2021-FL1 A, 1M USD LIBOR + 1.050%, FRN — 1.170% 2/18/2038(e)(f)	1,908,000	1,908,518
LCM XIII L.P. 13A ARR, 3M USD LIBOR + 1.140%, FRN — 1.363% 7/19/2027(e)(f)	800,000	800,028
MelTel Land Funding LLC 2019-1A C — 6.070% 4/15/2049(f)	312,000	328,443
MF1 Ltd. 2020-FL4 A, 1M USD LIBOR + 1.700%, FRN — 1.806% 11/15/2035(e)(f)	585,000	589,175
Monroe Capital ABS Funding Ltd. 2021-1A A2 — 2.815% 4/22/2031(c)(f)	1,579,000	1,569,131
Monroe Capital ABS Funding Ltd. 2021-1A B — 3.908% 4/22/2031(c)(f)	907,000	901,331
New Residential Advance Receivables Trust Advance Receivables Backed Notes 2020-APT1 AT1 — 1.035% 12/16/2052(f)	734,000	733,360
New Residential Mortgage LLC 2018-FNT1 A — 3.610% 5/25/2023(f)	576,451	576,588
NRZ Advance Receivables Trust 2015-ON1 2020-T3 AT3 — 1.317% 10/15/2052(f)	847,000	847,020
NRZ Advance Receivables Trust 2015-ON1 2020-T2 AT2 — 1.475% 9/15/2053(f)	2,720,000	2,724,073
Oasis Securitization Funding LLC 2021-1A A — 2.579% 2/15/2033(f)	589,000	588,906
Ocwen Master Advance Receivables Trust 2020-T1 AT1 — 1.278% 8/15/2052(f)	2,793,000	2,793,077
OFSI BSL VIII Ltd. 2017-1A AR, 3M USD LIBOR + 1.000%, FRN — 1.124% 8/16/2029(e)(f)	2,862,000	2,861,977
OHA Credit Funding 6 Ltd. 2020-6A E, 3M USD LIBOR + 7.330%, FRN — 7.554% 7/20/2031(e)(f)	1,418,000	1,422,223
Oportun Funding XIV LLC 2021-A A — 1.210% 3/8/2028(f)	532,000	531,369
OZLM Funding Ltd. 2012-1A A1R3, 3M USD LIBOR + 0.970%, FRN — 1.089% 7/22/2029(e)(f)	3,230,000	3,229,884
Parliament Funding II Ltd. 2020-1A A, 3M USD LIBOR + 2.450%, FRN — 2.674% 8/12/2030(e)(f)	986,000	992,351
PFS Financing Corp. 2020-F A — 0.930% 8/15/2024(f)	2,229,000	2,241,390
PFS Financing Corp. 2020-F B — 1.420% 8/15/2024(f)	230,000	231,218
PFS Financing Corp. 2020-E B — 1.570% 10/15/2025(f)	1,151,000	1,163,973
PFS Financing Corp. 2020-A B — 1.770% 6/15/2025(f)	2,119,000	2,154,097
PFS Financing Corp. 2019-C A — 2.230% 10/15/2024(f)	550,000	564,518
PFS Financing Corp. 2019-A A2 — 2.860% 4/15/2024(f)	1,676,000	1,717,880
PFS Financing Corp. 2019-A B — 3.130% 4/15/2024(f)	1,000,000	1,025,330
PFS Financing Corp. 2018-F A — 3.520% 10/15/2023(f)	486,000	494,052
SMB Private Education Loan Trust 2021-A A1, 1M USD LIBOR + 0.500%, FRN — 0.606% 1/15/2053(e)(f)	319,030	319,029
SpringCastle America Funding LLC 2020-AA A — 1.970% 9/25/2037(f)	2,605,846	2,639,136
TPG Real Estate Finance Issuer Ltd. 2018-FL2 A, 1M USD LIBOR + 1.130%, FRN — 1.238% 11/15/2037(e)(f)	479,963	480,316
TRTX Issuer Ltd. 2019-FL3 A, 1M USD LIBOR + 1.150%, FRN — 1.258% 10/15/2034(e)(f)	453,000	453,417
TVEST 2020A LLC 2020-A A — 4.500% 7/15/2032(f)	564,781	570,387
		$53,132,596

TOTAL ASSET-BACKED SECURITIES (Cost $250,123,243)		$252,573,461

FPA FLEXIBLE FIXED INCOME FUND

Portfolio of investments (Continued)

March 31, 2021

(Unaudited)

BONDS & DEBENTURES — Continued	Principal Amount	Fair Value
CORPORATE BONDS & NOTES — 2.3%
COMMUNICATIONS — 0.4%
Consolidated Communications, Inc. — 6.500% 10/1/2028(f)	$1,119,000	$1,197,330
Frontier Communications Corp. — 5.875% 10/15/2027(f)	398,000	421,382
		$1,618,712
CONSUMER, CYCLICAL — 0.8%
Air Canada 2020-1 Class C Pass Through Trust — 10.500% 7/15/2026(f)	$1,030,000	$1,256,600
Aramark Services, Inc. — 6.375% 5/1/2025(f)	316,000	334,960
Carnival Corp. — 11.500% 4/1/2023(f)	512,000	583,040
CD&R Smokey Buyer, Inc. — 6.750% 7/15/2025(f)	177,000	189,611
Royal Caribbean Cruises Ltd. — 11.500% 6/1/2025(f)	594,000	689,040
		$3,053,251
CONSUMER, NON-CYCLICAL — 0.5%
Cimpress plc — 7.000% 6/15/2026(f)	$335,000	$352,588
StoneMor Partners L.P./ Cornerstone Family Services of West Virginia Subsidiary PIK — 11.500% 6/30/2024	1,739,811	1,726,762
		$2,079,350
ENERGY — 0.2%
Natural Resource Partners L.P. / NRP Finance Corp. — 9.125% 6/30/2025(f)	$831,000	$790,040

FINANCIAL — 0.4%
Golub Capital BDC, Inc. — 3.375% 4/15/2024	$1,487,000	$1,542,409

TOTAL CORPORATE BONDS & NOTES (Cost $8,345,212)		$9,083,762

CORPORATE BANK DEBT — 4.3%
ABG Intermediate Holding 2 LLC, 3M USD LIBOR + 5.250% — 6.250% 9/27/2024(b)(e)	$581,080	$581,080
ABG Intermediate Holdings 2 LLC, 3M USD LIBOR + 3.250% — 4.000% 9/29/2024(b)(e)	1,912,820	1,905,647
Asurion LLC, 1M USD LIBOR + 3.000% — 3.109% 11/3/2024(b)(e)	2,436,000	2,425,355
BJ Services, Inc. 7.000% — 8.500% 1/3/2023(b)(c)(d)	93,983	89,284
Capstone Acquisition Holdings, Inc. 2020 Delayed Draw Term Loan, 1M USD LIBOR + 4.750% — 0.000% 11/12/2027(b)(i)	240,160	—
Capstone Acquisition Holdings, Inc. 2020 Term Loan, 1M USD LIBOR + 4.750% — 5.750% 11/12/2027(b)(e)	1,336,490	1,336,490
Cincinnati Bell, Inc., 1M USD LIBOR + 3.250% — 4.250% 10/2/2024(b)(e)	1,121,620	1,120,420
Frontier Communications Corp. 2020 Dip Exit Term Loan, 1M USD LIBOR + 2.750% — 5.750% 10/8/2021(b)(e)	1,127,000	1,128,409
Hanjin International Corp., 3M USD LIBOR + 5.000% — 5.500% 12/23/2022(b)(e)	1,627,000	1,622,932
JC Penney Corp., Inc., 3M USD LIBOR + 4.250% — 5.250% 6/23/2023(b)(e)	480,181	1,200
Logix Holding Co. LLC, 1M USD LIBOR + 5.750% — 6.750% 12/22/2024(b)(e)	330,729	317,500
McDermott Super Senior Exit LC — 0.500% 6/30/2024(b)(i)	640,000	(73,600)
Mediaco Holding, Inc. Class A 6.400% — 8.400% 11/25/2024(b)(c)(d)	1,214,502	1,129,487
Packers Holdings LLC 2020 Incremental Term Loan, 1M USD LIBOR + 4.000% — 4.750% 12/4/2024(b)(e)	129,000	127,469

FPA FLEXIBLE FIXED INCOME FUND

Portfolio of investments (Continued)

March 31, 2021

(Unaudited)

BONDS & DEBENTURES — Continued	Principal Amount	Fair Value
Packers Holdings, LLC First Lien, 1M USD LIBOR + 3.000% — 4.000% 12/4/2024(b)(e)	$195,000	$192,685
Polyconcept North America Holdings, Inc., 6M USD LIBOR + 4.500% — 5.500% 8/16/2023(b)(e)	747,168	717,282
Solera Holdings, Inc. USD Term Loan B, 1M USD LIBOR + 2.750% — 2.859% 3/3/2023(b)(e)	2,569,970	2,552,828
Tech Data Corp. ABL Term Loan, 1M USD LIBOR + 3.500% — 3.609% 6/30/2025(b)(e)	747,245	748,956
Windstream Services LLC, 1M USD LIBOR + 6.250% — 7.250% 9/21/2027(b)(e)	843,613	843,613

TOTAL CORPORATE BANK DEBT (Cost $16,760,070)		$16,767,037

U.S. TREASURIES — 5.0%
U.S. Treasury Bills — 0.015% 4/6/2021(g)	$11,126,000	$11,125,960
U.S. Treasury Bills — 0.020% 4/13/2021(g)	8,289,000	8,288,930

TOTAL U.S. TREASURIES (Cost $19,414,916)		$19,414,890

TOTAL BONDS & DEBENTURES — 94.3% (Cost $363,443,618)		$367,125,495

TOTAL INVESTMENT SECURITIES — 94.8% (Cost $365,372,034)		$369,309,968

SHORT-TERM INVESTMENTS — 6.8%
State Street Bank Repurchase Agreement— 0.00% 4/1/2021
(Dated 03/31/2021, repurchase price of $26,473,000, collateralized by $27,012,000 principal amount U.S. Treasury Bill — 0.125% 2023, fair value $27,002,492)(j)	$26,473,000	$26,473,000
TOTAL SHORT-TERM INVESTMENTS (Cost $26,473,000)		$26,473,000

TOTAL INVESTMENTS — 101.6% (Cost $391,845,034)		$395,782,968
Other Assets and Liabilities, net — (1.6)%		(6,233,132)
NET ASSETS — 100.0%		$389,549,836

(a)	Non-income producing security.
(b)	Restricted securities. These restricted securities constituted 4.87% of total net assets at March 31, 2021, most of which are considered liquid by the Adviser. These securities are not registered and may not be sold to the public. There are legal and/or contractual restrictions on resale. The Fund does not have the right to demand that such securities be registered. The values of these securities are determined by valuations provided by pricing services, brokers, dealers, market makers, or in good faith under policies adopted by authority of the Fund’s Board of Trustees.
(c)	Investments categorized as a significant unobservable input (Level 3). (See Note 1 of the Notes to Financial Statements)
(d)	These securities have been valued in good faith under policies adopted by authority of the Board of Trustees in accordance with the Fund's fair value procedures. These securities constituted 0.60% of total net assets at March 31, 2021.
(e)	Variable/Floating Rate Security — The rate shown is based on the latest available information as of March 31, 2021. For Corporate Bank Debt, the rate shown may represent a weighted average interest rate. Certain variable rate securities are not based on a published rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(f)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(g)	Zero coupon bond. Coupon amount represents effective yield to maturity.

FPA FLEXIBLE FIXED INCOME FUND

Portfolio of investments (Continued)

March 31, 2021

(Unaudited)

(h)	Step Coupon - Coupon rate increases in increments to maturity. Rate disclosed is as of March 31, 2021.
(i)	All or a portion of this holding is subject to unfunded loan commitments. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded.
(j)	Security pledged as collateral.

FPA FLEXIBLE FIXED INCOME FUND

Portfolio of investments – RESTRICTED SECURITIES

March 31, 2021

(Unaudited)

Issuer	Acquisition Date (s)	Cost	Fair Value	Fair Value as a % of Net Assets
ABG Intermediate Holding 2 LLC, 3M USD LIBOR + 5.250% — 6.250% 9/27/2024	07/15/2020	$568,950	$581,080	0.15%
ABG Intermediate Holdings 2 LLC, 3M USD LIBOR + 3.250% — 4.000% 9/29/2024	03/06/2020, 03/12/2020, 03/20/2020, 02/02/2021, 03/17/2021, 03/18/2021	1,828,562	1,905,647	0.49%
Asurion LLC, 1M USD LIBOR + 3.000% — 3.109% 11/3/2024	01/06/2021, 03/01/2021, 03/02/2021	2,434,339	2,425,355	0.62%
BJ Services, Inc. 7.000% — 8.500% 1/3/2023	12/31/2019	93,384	89,284	0.02%
Capstone Acquisition Holdings, Inc. 2020 Term Loan, 1M USD LIBOR + 4.750% — 5.750% 11/12/2027	11/12/2020	1,323,818	1,336,490	0.34%
Cincinnati Bell, Inc., 1M USD LIBOR + 3.250% — 4.250% 10/2/2024	03/24/2020, 03/16/2020	1,064,961	1,120,420	0.29%
Copper Earn Out Trust	12/07/2020	—	70,227	0.02%
Copper Property CTL Pass Through Trust	01/17/2019, 02/08/2019, 03/11/2019, 06/08/2020, 07/10/2020	939,850	936,320	0.24%
Frontier Communications Corp. 2020 Dip Exit Term Loan, 1M USD LIBOR + 2.750% — 5.750% 10/8/2021	10/01/2020, 11/19/2020	1,120,186	1,128,409	0.29%
Hanjin International Corp., 3M USD LIBOR + 5.000% — 5.500% 12/23/2022	12/23/2020, 02/25/2021	1,619,780	1,622,932	0.42%
JC Penney Corp., Inc., 3M USD LIBOR + 4.250% — 5.250% 6/23/2023	02/03/2021	—	1,200	0.00%
Logix Holding Co. LLC, 1M USD LIBOR + 5.750% — 6.750% 12/22/2024	01/09/2019, 06/18/2019	330,660	317,500	0.08%
McDermott Super Senior Exit LC — 0.500% 6/30/2024	02/28/2020	(4,900)	(73,600)	(0.02)%
Mediaco Holding, Inc. Class A 6.400% — 8.400% 11/25/2024	06/18/2019, 06/19/2019, 03/27/2020, 08/27/2020	1,205,141	1,129,487	0.29%
PHI Group, Inc.	08/19/2019	188,003	333,396	0.09%
PHI Group, Inc., Restricted	08/19/2019	427,792	720,692	0.19%
Packers Holdings LLC 2020 Incremental Term Loan, 1M USD LIBOR + 4.000% — 4.750% 12/4/2024	01/19/2021	130,290	127,469	0.03%
Packers Holdings, LLC First Lien, 1M USD LIBOR + 3.000% — 4.000% 12/4/2024	10/30/2020, 11/19/2020	192,563	192,685	0.05%
Polyconcept North America Holdings, Inc., 6M USD LIBOR + 4.500% — 5.500% 8/16/2023	11/18/2019	742,253	717,282	0.18%
Solera Holdings, Inc. USD Term Loan B, 1M USD LIBOR + 2.750% — 2.859% 3/3/2023	11/13/2020, 11/19/2020, 11/20/2020, 01/06/2021 02/02/2021, 02/03/2021, 03/04/2021, 03/10/2021, 03/11/2021, 03/12/2021	2,557,690	2,552,828	0.66%
Tech Data Corp. ABL Term Loan, 1M USD LIBOR + 3.500% — 3.609% 6/30/2025	06/26/2020, 10/30/2020	741,214	748,956	0.19%

FPA FLEXIBLE FIXED INCOME FUND

Portfolio of investments – RESTRICTED SECURITIES (Continued)

March 31, 2021

(Unaudited)

Issuer	Acquisition Date (s)	Cost	Fair Value	Fair Value as a % of Net Assets
Windstream Rights Offering	11/16/2020	$372,781	$123,838	0.03%
Windstream Services LLC, 1M USD LIBOR + 6.250% — 7.250% 9/21/2027	08/11/2020	812,318	843,613	0.22%
TOTAL RESTRICTED SECURITIES		$18,689,635	$18,951,510	4.87%

See Notes to Financial Statements.

NOTE 1 — Disclosure of Fair Value Measurements

The Fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued each day at the official closing price of, or the last reported sale price on, the exchange or market on which such securities principally are traded, as of the close of business on that day.

If there have been no sales that day, equity securities are generally valued at the last available bid price. Securities that are unlisted and fixed-income and convertible securities listed on a national securities exchange for which the over-the-counter ("OTC") market more accurately reflects the securities’ value in the judgment of the Fund's officers, are valued at the most recent bid price. However, most fixed income securities are generally valued at prices obtained from pricing vendors and brokers. Vendors value such securities based on one or more of the following inputs: transactions, bids, offers quotations from dealers and trading systems, spreads and other relationships observed in the markets among comparable securities, benchmarks, underlying equity of the issuer, and proprietary pricing models such as cash flows, financial or collateral performance and other reference data (includes prepayments, defaults, collateral, credit enhancements, and interest rate volatility). Short-term corporate notes with maturities of 60 days or less at the time of purchase are valued at amortized cost.

Securities for which representative market quotations are not readily available or are considered unreliable by the Adviser are valued as determined in good faith under procedures adopted by the authority of the Fund’s Board of Trustees. Various inputs may be reviewed in order to make a good faith determination of a security’s value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations of investments that would have been used had greater market activity occurred.

The Fund classifies its assets based on three valuation methodologies. Level 1 values are based on quoted market prices in active markets for identical assets. Level 2 values are based on significant observable market inputs, such as quoted prices for similar assets and quoted prices in inactive markets or other market observable inputs as noted above including spreads, cash flows, financial performance, prepayments, defaults, collateral, credit enhancements, and interest rate volatility. Level 3 values are based on significant unobservable inputs that reflect the Fund’s determination of assumptions that market participants might reasonably use in valuing the assets. These assumptions consider inputs such as proprietary pricing models, cash flows, prepayments, defaults, and collateral. The valuation levels are not necessarily an indication of the risk associated with investing in those securities. The following table presents the valuation levels of the Fund's investments as of March 31, 2021:

Investments	Level 1	Level 2	Level 3	Total
Common Stocks
Energy	$1,054,088	—	—	$1,054,088
Retailing	—	—	$1,006,547	1,006,547
Rights
Midstream - Oil & Gas	—	—	123,838	123,838
Commercial Mortgage-Backed Securities
Agency	—	$1,467,243	—	1,467,243
Agency Stripped	—	1,831,022	—	1,831,022
Non-Agency	—	36,298,167	—	36,298,167
Residential Mortgage-Backed Securities
Agency Collateralized Mortgage Obligation	—	3,312,186	—	3,312,186
Agency Pool Fixed Rate	—	297,766	—	297,766
Agency Stripped	—	201,349	—	201,349
Non-Agency	—	1,552,540	—	1,552,540
Non-Agency Collateralized Mortgage Obligation	—	22,543,357	1,782,715	24,326,072
Asset-Backed Securities
Auto	—	58,182,586	—	58,182,586
Collateralized Loan Obligation	—	89,008,149	3,262,000	92,270,149
Credit Card	—	6,318,543	—	6,318,543
Equipment	—	42,669,587	—	42,669,587
Other	—	49,151,634	3,980,962	53,132,596
Corporate Bonds & Notes	—	9,083,762	—	9,083,762
Corporate Bank Debt	—	15,548,266	1,218,771	16,767,037
U.S. Treasuries	—	19,414,890	—	19,414,890
Short-Term Investment	—	26,473,000	—	26,473,000
	$1,054,088	$383,354,047	$11,374,833	$395,782,968

The following table summarizes the Fund’s Level 3 investment securities and related transactions during the period ended March 31, 2021:

Investments	Beginning Value at December 31, 2020	Net Realized and Unrealized Gains (Losses)*	Purchases	(Sales)	Gross Transfers In/(Out)	Ending Value at March 31, 2021	Net Change in Unrealized Appreciation (Depreciation) related to Investments held at March 31, 2021
Common Stocks	$46,818	$19,879	$939,850	—	—	$1,006,547	$19,879
Rights	123,838	—	—	—	—	123,838	—
Residential Mortgage-Backed Securities Non-Agency Collateralized Mortgage Obligation	756,323	555	1,651,984	$(50,522)	$(575,625)	1,782,715	539
Asset-Backed Securities Collateralized Loan Obligation	—	—	3,262,000	—	—	3,262,000	—
Asset-Backed Securities Other	—	(4,314)	3,985,276	—	—	3,980,962	(4,314)
Corporate Bank Debt	2,746,622	(6,932)	707,829	(39,415)	(2,189,333)	1,218,771	(8,840)
	$3,673,601	$9,188	$10,546,939	$(89,937)	$(2,764,958)	$11,374,833	$7,264

* Net realized and unrealized gains (losses) are included in the related amounts in the statement of operations.

Level 3 Valuation Process: Investments classified within Level 3 of the fair value hierarchy are valued by the Adviser in good faith under procedures adopted by authority of the Fund’s Board of Trustees. The Adviser employs various methods to determine fair valuations including regular review of key inputs and assumptions, and review of related market activity, if any. However, there are generally no observable trade activities in these securities. The Adviser reports to the Board of Trustees at their regularly scheduled quarterly meetings, or more often if warranted. The report includes a summary of the results of the process, the key inputs and assumptions noted, and any changes to the inputs and assumptions used. When appropriate, the Adviser will recommend changes to the procedures and process employed. The value determined for an investment using the fair value procedures may differ significantly from the value realized upon the sale of such investment. Transfers of investments between different levels of the fair value hierarchy are recorded at fair value as of the end of the reporting period.

There were transfers of $2,764,957 out of Level 3 into Level 2 during the period ended March 31, 2021. Transfers out of Level 3 were due to change in valuation technique from recent trade activity to vendor priced.

The following table summarizes the quantitative inputs and assumptions used for items categorized as items categorized as Level 3 of the fair value hierarchy as of March 31, 2021:

Financial Assets	Fair Value at March 31, 2021	Valuation Technique(s)	Unobservable Inputs	Price/Range	Weighted Average Price
Common Stocks	$1,006,547	Pricing Model (a)	Quotes/Prices	$9.00 - $16.00	$15.51

Rights	$123,838	Pricing Model (a)	Quotes/Prices	$11.00	$11.00

Residential Mortgage-Backed Securities Non-Agency Collateralized Mortgage Obligation	$1,782,715	Third-Party Broker Quote (b)	Quotes/Prices	$100.00 - $100.55	$100.04

Asset-Backed Securities Collateralized Loan Obligation	$3,262,000	Third-Party Broker Quote (b)	Quotes/Prices	$100.00	$100.00

Asset-Backed Securities - Other	$3,980,962	Third-Party Broker Quote (b)	Quotes/Prices	$99.38 - $100.70	$99.88

Corporate Bank Debt	$1,218,771	Pricing Model (c)	Amortized Cost	$93.00 - $95.00	$93.15

(a)  The Pricing Model technique for Level 3 securities involves recently quoted funding prices of the security.

(b)  The Third Party Broker Quote technique involves obtaining an independent third-party broker quote for the security.

(c)  The Pricing Model technique for Level 3 securities involves amortized cost. If the financial condition of the underlying assets were to deteriorate, of if the market comparables were to fall, the value of the investment could be lower.

NOTE 2 — Federal Income Tax

The cost of investment securities held at March 31, 2021 (excluding short-term investments), was $365,372,697 for federal income tax purposes. Net unrealized appreciation consists of:

Gross unrealized appreciation:	$4,697,804
Gross unrealized depreciation:	(760,533)
Net unrealized appreciation:	$3,937,271